Retirement Benefit Obligations - Summary of Actuarial Value of Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Deficit in schemes	$ (556)	$ (480)
Related deferred income tax asset	128	102
Net pension liability	(428)	(378)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(138)	(134)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(206)	(180)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	22	3
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(106)	(67)
Defined pension liabilities [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(3,877)	(3,493)
Defined pension liabilities [member] | Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(1,769)	(1,601)
Defined pension liabilities [member] | United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(1,293)	(1,189)
Defined pension liabilities [member] | Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(425)	(383)
Defined pension liabilities [member] | Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	$ (390)	$ (320)